Note 5 - Loss Per Share (Details) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 5 - Loss Per Share (Details) [Line Items]
Options and Warrants Outstanding (in Dollars)			$ 949,323	$ 847,777
Options and Warrants [Member]
Note 5 - Loss Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	8,588,832	945,220
Series B Convertible Preferred Stock [Member]
Note 5 - Loss Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,895,010